Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(7) Equipment
As of June 30, 2022 and December 31, 2021, the Company’s equipment was as follows:

	June 30, 2022	December 31, 2021
Laboratory equipment	$8,761,701	$7,431,988
Animal facility	8,357,667	8,357,667
Animal facility equipment	1,143,213	1,253,879
Construction-in-progress	916,224	4,608,778
Leasehold improvements	8,758,850	5,700,364
Vehicles	192,683	135,593
Office furniture and equipment	1,219,696	46,202

Less: accumulated depreciation and amortization	4,512,961	3,220,016

Property, plant and equipment, net	$24,837,073	$24,314,455

Depreciation and amortization expense was $749,192 and $258,891, respectively, for the three months ended June 30, 2022 and 2021, and $1,385,427 and $494,850, respectively, for the six months ended June 30, 2022 and 2021.
All tangible personal property with a useful life of at least three years and a unit acquisition cost of $5,000 or more will be capitalized and depreciated over its useful life using the straight-line method of depreciation. The Company will expense the full acquisition cost of tangible personal property below these thresholds in the year of purchase. The basis of accounting for depreciable fixed assets is acquisition cost and any additional expenditures required to make the asset ready for use. The carrying amount at the balance sheet date of long-lived assets under construction-in-progress
includes assets purchased, constructed, or being developed internally that are not yet in service. Depreciation commences when the assets are placed in service.
The Company has several ongoing construction projects related to the expansion of its operating capacity. As of June 30, 2022 and December 31, 2021, the Company’s
construction-in-progress
was as follows:

	June 30, 2022	December 31, 2021
New office space at Headquarters	$525,626	$11,183
Laboratory space at Headquarters	—	2,506,482
Laboratory equipment at Headquarters	189,249	246,801
IT equipment at Headquarters	63,538	212,209
Software	137,811	137,811
Bioreactors	—	1,280,728
Other	—	213,564

Total construction-in-progress	$916,224	$4,608,778

(7) Equipment
As of December 31, 2021 and 2020, the Company’s equipment was as follows:

	2021	2020
Laboratory equipment	$7,431,988	$5,205,346
Animal facility	8,357,667	3,371,125
Animal facility equipment	1,253,879	1,003,629
Construction-in-progress	4,608,778	6,729,673
Leasehold improvements	5,700,364	185,971
Vehicles	135,593	96,693
Office furniture and equipment	46,202	20,219

Less: accumulated depreciation and amortization	3,220,016	1,767,186

Property, plant and equipment net	$24,314,455	$14,845,470

Depreciation and amortization expense for the years ended December 31, 2021 and 2020 was $1,488,614 and $383,142, respectively.
All tangible personal property with a useful life of at least three years and a unit acquisition cost of $5,000 or more will be capitalized and depreciated over its useful life using the straight-line method of depreciation. The Company will expense the full acquisition cost of tangible personal property below these thresholds in the year of purchase. The basis of accounting for depreciable fixed assets is acquisition cost and any additional expenditures required to make the asset ready for use. The carrying amount at the balance sheet date of long-lived assets under construction-in-progress
includes assets purchased, constructed, or being developed internally that are not yet in service. Depreciation commences when the assets are placed in service.
The Company has several ongoing construction projects related to the expansion of its operating capacity. As of December 31, 2021 and 2020, the Company’s construction-in-progress
was as follows:

	2021	2020
200L commercial facility	$—	$4,148,113
200L commercial facility equipment	—	486,381
New animal barn (#6)	—	1,551,167
New office space (at Headquarters)	11,183	477,907
Laboratory space at Headquarters	2,506,482	—
Lab equipment at Headquarters	246,801	—
IT equipment for new office space	212,209	—
Software	137,811	—
Bioreactors	1,280,728	—
Other	213,564	66,105

Total construction-in-progress	$4,608,778	$6,729,673

The Bioreactors, the laboratory space and equipment at Headquarters were placed into service at the end of March 2022.